UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McRae Capital Management, Inc.
Address:	100 Campus Drive, Suite 115
		Florham Park, NJ  07932-1006

Form 13F File Number: 	28-1032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Phyllis Stoeckler
Title:		Vice President & Treasurer
Phone:		(973) 966-6475

Signature, Place, and Date of Signing:

	   Phyllis Stoeckler	     Florham Park, NJ		   November 13, 2003
      ------------------------	   ---------------------	   ----------------
	     [signature]	  	[City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				   UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			     Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			78 Data Records

Form 13F Information Table Value Total:			$138,044 (X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

McRAE CAPITAL MANAGEMENT, INC.
FORM 13F
September 30, 2003




             			                         Form 13 F Information Table

                                  TITLE   CUSIP        VALUE       SHARES/    SH/ PUT  INVSTMT	 OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  NUMBER      		  PRINCIPAL AMT PRN CALL DSCRETN MANAGERS	SOLE	SHRD	NONE
------------------------------- -------- ----------- ---------  ------------- --- ---- ------- -------- ------  ------- ----
ABBOTT LABORATORIES              COMMON  002824100       838.9        19,172  X       	SOLE             	19,172
AFLAC INC.                       COMMON  001055102     209,950         6,500  X       	SOLE              	6,500

ABBOTT LABORATORIES              COMMON  00282410      716,712        16,844  X       	SOLE                    16,844

ALLERGAN INC                     COMMON  01849010      272,406         3,460  X       	SOLE               	3,460

AMERICAN INTERNATIONAL GROUP     COMMON  02687410    6,305,803       109,286  X       	SOLE             	109,286

AMGEN INC                        COMMON  031162100     790,499        12,252  X       	SOLE              	12,252

ANHEUSER BUSCH COS INC.          COMMON  03522910      207,032         4,196  X       	SOLE               	4,196

APPLEBEE'S INTL INC              COMMON  037899101     572,936        18,200  X       	SOLE              	18,200

AUTOMATIC DATA PROCESSING        COMMON  053015103     512,657        14,300  X       	SOLE              	14,300

BP AMOCO PLC ADS L.C.            COMMON  055622104     330,910         7,860  X       	SOLE               	7,860

BANKNORTH GROUP INC              COMMON  06646R107     643,827        22,815  X       	SOLE              	22,815

BRISTOL MYERS SQUIBB CO.         COMMON  110122108     232,558         9,063  X       	SOLE               	9,063

BUCKEYE-PARTNERS LP              COMMON  118230101   1,667,584        41,700  X       	SOLE              	41,700

CVS CORP DEL                     COMMON  126650100   2,669,622        85,950  X       	SOLE              	85,950

CARDINAL HEALTH INC.             COMMON  14149Y108   1,784,458        30,561  X       	SOLE              	30,561

CENTER BANCORP INC.              COMMON  151408101     207,303        12,900  X       	SOLE              	12,900

CISCO SYSTEMS INC                COMMON  17275R102   3,270,454       166,945  X       	SOLE             	166,945

CITIGROUP INC                    COMMON  172967101     241,158         5,299  X       	SOLE               	5,299

COSTCO WHOLESALE CORP            COMMON  22160K105   2,209,595        70,934  X       	SOLE              	70,934

DELL INC                         COMMON  24702R101   3,235,959        96,827  X       	SOLE              	96,827

DREYFUS PREMIER NJ MUNI BOND FD  COMMON  26202T107     385,476        29,049  X       	SOLE              	29,049

EMC CORP                         COMMON  268648102     648,361        51,335  X       	SOLE              	51,335

EXXON MOBIL CORPORATION          COMMON  30231G102   2,109,586        57,639  X       	SOLE              	57,639

FANNIE MAE                       COMMON  31358610    7,484,724       106,620  X       	SOLE             	106,620

FIDELITY INTERMEDIATE BOND FD    COMMON  315912105     262,668        24,366  X       	SOLE              	24,366
SPARTAN 500 INDEX FUND #317      COMMON  315912204     821,816        11,912  X       	SOLE              	11,912
FIDELITY GOVERNMENT INCOME FUND  COMMON  316172105     228,239        22,074  X       	SOLE              	22,074

FIDELITY GINNIE MAE FUND         COMMON  31617K105     807,176        71,813  X       	SOLE              	71,813

FIRST DATA CORP                  COMMON  319963104   1,366,751        34,203  X       	SOLE              	34,203

FLEET BOSTON FINL CORP           COMMON  339030108     558,920        18,538  X       	SOLE              	18,538

FOREST LABS INC                  COMMON  345838106     895,230        17,400  X       	SOLE              	17,400

FRANKLIN NJ TAX FREE CL C        COMMON  354723561     343,895        28,539  X       	SOLE              	28,539

GANNETT CO INC                   COMMON  364730101     274,330         3,537  X       	SOLE               	3,537

GENERAL ELECTRIC CO              COMMON  36960410    1,979,949        66,419  X       	SOLE              	66,419

GILLETTE CO.                     COMMON  37576610      463,934        14,507  X       	SOLE              	14,507

GLAXOSMITHKLEIN PLC ADS          COMMON  37733W105     665,256        15,690  X       	SOLE              	15,690

INTEL CORP                       COMMON  458140100   7,736,367       281,118  X       	SOLE             	281,118

INTERNAP NETWORK SERVICES CORP   COMMON  45885A102      61,500        50,000  X       	SOLE              	50,000

INTERNATIONAL BUSINESS MACHS     COMMON  45920010      246,705         2,793  X       	SOLE               	2,793

JOHNSON & JOHNSON                COMMON  47816010   11,100,509       224,162  X       	SOLE             	224,162

L-3 COMMUNICATIONS HLDG          COMMON  502424104   2,164,663        50,050  X       	SOLE              	50,050

LEAPFROG ENTERPRISES             COMMON  52186N106   1,582,700        41,650  X       	SOLE              	41,650

LIBERTY MEDIA GROUP CL A         COMMON  530718105     299,100        30,000  X       	SOLE              	30,000

LOWES COMPANIES INC              COMMON  548661107   6,081,383       117,175  X       	SOLE             	117,175

LUCENT TECHNOLOGY                COMMON  549463107      21,884        10,131  X       	SOLE              	10,131

MC GRAW HILL                     COMMON  58064510      262,562         4,226  X       	SOLE               	4,226

MEDTRONIC, INC.                  COMMON  585055106   2,401,553        51,184  X       	SOLE              	51,184

MERCK & CO                       COMMON  58933110    1,399,443        27,646  X       	SOLE              	27,646

MICROSOFT CORP.                  COMMON  594918104   5,808,255       208,930  X       	SOLE             	208,930
NET2PHONE INC                    COMMON  64108N106      94,650        15,000  X       	SOLE              	15,000

NEXUS GROUP INTL INC             COMMON  653331108       1,750        50,000  X       	SOLE              	50,000

OM GROUP                         COMMON  670872100     146,400        10,000  X       	SOLE              	10,000

NUVEEN FLA INVEST QLTY MUNI FUND COMMON  670970102     233,850        15,000  X       	SOLE              	15,000

OMNICOM GROUP                    COMMON  681919106     301,770         4,200  X       	SOLE               	4,200

PEPSICO INC.                     COMMON  71344810    6,297,322       137,406  X       	SOLE             	137,406

PFIZER, INC.                     COMMON  71708110   10,793,073       355,269  X       	SOLE             	355,269

PROCTER & GAMBLE                 COMMON  74271810      688,724         7,420  X       	SOLE               	7,420

PULTE HOMES INC                  COMMON  745867101   1,418,010        20,850  X       	SOLE              	20,850

QUALCOMM INC                     COMMON  747525103     306,277         7,350  X       	SOLE               	7,350

QUEST DIAGNOSTICS                COMMON  74834L100     925,973        15,270  X       	SOLE              	15,270

SAFEWAY INC                      COMMON  786514208     576,597        25,135  X       	SOLE              	25,135

ST PAUL COMPANIES                COMMON  792860108     748,006        20,200  X       	SOLE              	20,200

SCOTTS COMPANY OHIO CLASS A      COMMON  810186106   3,174,788        58,040  X       	SOLE              	58,040

SUN MICROSYSTEMS                 COMMON  866810104     105,589        31,900  X       	SOLE              	31,900

SYSCO CORP                       COMMON  871829107   5,225,196       159,743  X       	SOLE             	159,743

TIFFANY & CO.                    COMMON  886547108   1,859,295        49,807  X       	SOLE              	49,807

UNITED PARCEL SERVICE            COMMON  911312106   3,958,790        62,050  X       	SOLE              	62,050

UNITED TECHNOLOGIES              COMMON  913017109     202,010         2,614  X       	SOLE               	2,614

US INTERNETWORKING INC.          COMMON  917311805          50        50,000  X       	SOLE              	50,000

VALLEY NAT'L BANCORP.            COMMON  919794107   3,836,118       137,792  X       	SOLE             	137,792

VANGUARD BOND INDEX FUND INC     COMMON  921937108     122,760        11,792  X       	SOLE              	11,792

VISHAY INTERTECHNOLOGY INC       COMMON  928298108     853,522        48,717  X       	SOLE              	48,717

VODAFONE GROUP PLC               COMMON  92857W100     259,407        12,810  X       	SOLE              	12,810
WACHOVIA CORP 2ND NEW            COMMON  929903102     344,225         8,357  X       	SOLE               	8,357

WAL-MART STORES                  COMMON  93114210    1,235,626        22,124  X       	SOLE              	22,124

WASHINGTON MUTUAL INC            COMMON  939322103   3,257,872        82,750  X       	SOLE              	82,750

WELLS FARGO & COMPANY            COMMON  949746101   4,883,438        94,824  X       	SOLE              	94,824

ZIMMER HOLDINGS INC              COMMON  98956P102   1,649,198        29,931  X       	SOLE              	29,931

